Segment information (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting Information
Total assets	SFr 862,499	SFr 904,849
Total assets of non-consolidated affiliate entities	27,600	25,700
Private Banking & Wealth Management
Segment Reporting Information
Total assets	356,057	345,949
Investment Banking
Segment Reporting Information
Total assets	459,977	529,044
Adjustments
Segment Reporting Information
Total assets	SFr 46,465	SFr 29,856